Plant and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Plant and Equipment [Abstract]
Schedule of plant and equipment
	Furniture and equipment	Computer hardware and software	Vehicles	Leasehold Improvements	Production tooling and molds	Total

Cost:
At December 31, 2016	$44,209	$18,897	$173,213	$12,146	$-	$248,465
Additions	246,634	54,757	216,837	89,054	914,060	1,521,342
At December 31, 2017	290,843	73,654	390,050	101,200	914,060	1,769,807
Additions	203,644	59,749	-	283,141	3,635,888	4,180,422
Disposals	-	-	(2,001)	-	-	-
December 31, 2018	494,487	133,403	388,049	384,341	4,549,948	5,950,228

Amortization:
At December 31, 2016	7,112	2,514	11,666	1,904	-	23,196
Charge for the year	181,494	24,633	74,098	72,703	-	352,928
At December 31, 2017	188,606	27,147	85,764	74,607	-	376,124
Charge for the year	42,192	38,542	129,487	40,117	-	250,338
At December 31, 2018	230,798	65,689	215,251	114,724	-	626,462

Net book value:
At December 31, 2017	$102,237	$46,507	$304,286	$26,593	$914,060	$1,393,683
At December 31, 2018	$263,689	$67,714	$172,798	$269,617	$4,549,948	$5,323,766